Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 375,443	¥ 604,210
Commingled funds	500,917	521,388
Insurance contracts	224,694	236,216
Other	660,162	538,180
Total	2,081,009	2,128,476
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	239,849	135,915
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	79,944	92,568
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	375,443	604,210
Other	400,852	288,891
Total	1,018,321	1,029,013
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	239,849	135,912
Japanese plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2,177
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	500,917	521,388
Insurance contracts	224,694	236,216
Other	259,310	249,288
Total	1,062,688	1,099,463
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets		3
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	77,768	92,568
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	128,908	151,669
Commingled funds	398,380	399,742
Other	195,142	182,607
Total	1,271,236	1,284,918
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	301,955	278,982
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	246,851	271,917
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	128,908	151,669
Other	44,066	17,899
Total	474,929	448,550
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	301,955	278,982
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	398,380	399,742
Other	151,076	164,708
Total	796,306	836,367
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 246,851	¥ 271,917